Related-Party Transactions Narrative (Details) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended		18 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	3 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended
	Jan. 20, 2012	Dec. 31, 2012	Sep. 30, 2012 Wells TIMO employees	Sep. 30, 2012 Sponsored Entity members	Dec. 31, 2012 Affiliate	Sep. 30, 2012 Affiliate members	Jun. 30, 2012 Wells TIMO-Advisory Agreement	Jan. 27, 2012 Public Offerings Wells TIMO-Advisory Agreement	Mar. 31, 2011 Public Offerings Wells TIMO-Advisory Agreement	Dec. 31, 2011 Follow-On Offering Wells TIMO	Sep. 30, 2012 Follow-On Offering Wells TIMO-Advisory Agreement	Sep. 30, 2012 IPO Wells TIMO-Advisory Agreement	Dec. 31, 2012 2010 German Offering Structuring Agent	Jun. 30, 2012 Maximum Wells TIMO-Advisory Agreement	Mar. 31, 2011 Restated Advisory Agreement Wells TIMO	Apr. 02, 2011 Advisory Agreement Amendment No. 1 Wells TIMO	Sep. 30, 2012 Advisory Agreement Amendment No. 2 Wells TIMO	Dec. 31, 2012 Advisory Agreement Amendment No. 2 Wells TIMO
Related Party Transaction [Line Items]
Fee and expense reimbursements, percentage of assets under management																1.50%	1.00%	1.00%
Number of quarters of free cash flow, management fee threshold																	4
Cash flow in excess, interest expense multiplier																	1.25
Cash flow in excess, interest on outstanding debt multiplier																1.05
Advisory agreement, organization and offering costs, percentage of offering proceeds									1.20%
Disposition commission, threshold for commission percentage							$ 20,000,000
Disposition commission, percentage of proceeds under threshold														2.00%
Disposition commission, percentage of proceeds over threshold														1.00%
Commissions, maximum, percentage of sales price							6.00%
Organization and offering costs charged to additional paid-in capital											1,500,000	2,100,000
Related party transaction, write-off of deferred costs	25,100,000	27,315,249						2,200,000
Organization and offering costs, percentage of offering proceeds, after write-offs									0.50%
Organization and offering expenses not subject to reimbursement										6,400,000
Dealer-manager agreement commission, percentage of gross offering proceeds					7.00%
Dealer-manager agreement fee, percentage of gross offering proceeds					1.80%
Structuring agent fee per share sold													$ 0.5
Advisory agreement, advisor fees and expense reimbursements																		$ 3,700,000
Entity number of employees			8
Number of board of directors members				2		1
Related Party Transactions, Asset Management Fee, Percentage															0.083%	0.25%
Advisory agreement, term of extension option																		1 year
Amended advisory agreement, notice of termination option		60 days